Financial debt restructuring (Tables)	12 Months Ended
Dec. 31, 2022
Financial Debt Restructuring
Schedule of debt structure

		in USD				in millions of $
Corporate Notes	Class	Debt structure at 12/31/2021 and 2020	Opening of the exchange offer	Reopening of the exchange offer	Debt structure at 12/31/2022	Debt structure at 12/31/2021	Debt structure at 12/31/2022
Fixed rate par note - Maturity 2022	9	98,057,000	26,231,000	20,616,000	—	19,989	—
Fixed rate par note - Maturity 2024	2	—	—	30,000,000	30,000,000	—	5,141
Fixed rate par note - Maturity 2025	1	—	52,706,268	55,244,538	55,244,538	—	9,580
Total		98,057,000	78,937,268	105,860,538	85,244,538	19,989	14,721